Label	Element	Value
Global X Funds | Global X Russell 2000 Covered Call ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Russell 2000 Covered Call ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X Russell 2000 Covered Call ETF (RYLD) (the “Fund”)

SUPPLEMENT DATED JUNE 17, 2022
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2022, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Statutory Prospectus and SAI for the Fund.

Effective July 1, 2022, the primary listing exchange of the Global X Russell 2000 Covered Call ETF (the “Fund”) will be changed from the Cboe BZX to the NYSE Arca, Inc. As such, all references to the Cboe BZX as the primary listing exchange of the Fund are changed to the NYSE Arca, Inc.

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Russell 2000 Covered Call ETF | Global X Russell 2000 Covered Call ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYLD